U.S. Global Sea to Sky Cargo ETF
Schedule of Investments
September 30, 2022 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 94.6%
		Bermuda - 2.2%
4,023		Golar LNG, Ltd. (a)	$100,253
		Canada - 2.7%
1,538		Cargojet, Inc.	124,256
		China - 8.3%
199,671		COSCO SHIPPING Holdings Company, Ltd. - H-Shares	234,273
6,138		ZTO Express Cayman, Inc. - ADR (b)	147,496
			381,769
		Denmark - 3.8%
97		AP Moller - Maersk AS - Class B	177,276
		Germany - 6.6%
4,361		Deutsche Post AG	132,985
995		Hapag-Lloyd AG	170,358
			303,343
		Greece - 2.1%
5,435		Star Bulk Carriers Corporation (b)	95,004
		Hong Kong - 11.4%
14,033		Orient Overseas International, Ltd.	245,811
621,104		Pacific Basin Shipping, Ltd.	193,065
45,337		SITC International Holdings Company, Ltd.	83,863
			522,739
		Israel - 4.3%
8,514		ZIM Integrated Shipping Services, Ltd. (b)	200,079
		Japan - 16.0%
28,496		Iino Kaiun Kaisha, Ltd.	128,176
10,722		Kawasaki Kisen Kaisha, Ltd. (b)	150,536
8,574		Mitsui OSK Lines, Ltd. (b)	154,146
2,974		NIPPON EXPRESS HOLDINGS, Inc.	151,238
8,751		Nippon Yusen KK	149,165
			733,261
		Norway - 1.9%
51,364		MPC Container Ships ASA	85,972
		Republic of Korea - 5.0%
17,620		HMM Company, Ltd.	227,840
		Switzerland - 2.2%
492		Kuehne + Nagel International AG	100,724
		Taiwan - 12.6%
40,018		Evergreen Marine Corporation Taiwan, Ltd.	184,026
84,561		Wan Hai Lines, Ltd.	177,917
112,518		Yang Ming Marine Transport Corporation	217,955
			579,898
		United Kingdom - 2.3%
51,086		Royal Mail plc	105,210
		United States - 13.2%
1,582		Expeditors International of Washington, Inc.	139,707
792		FedEx Corporation	117,588
3,546		GXO Logistics, Inc. (a)	124,323
1,489		Matson, Inc.	91,603
819		United Parcel Service, Inc. - Class B	132,302
			605,523
		TOTAL COMMON STOCKS (Cost $6,819,013)	4,343,147

		SHORT-TERM INVESTMENTS - 4.3%
198,430		First American Government Obligations Fund - Class X, 2.78% (c)	198,430
		TOTAL SHORT-TERM INVESTMENTS (Cost $198,430)	198,430
Units		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.0%
735,788		Mount Vernon Liquid Assets Portfolio, LLC, 3.21% (c)(d)	735,788
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $735,788)	735,788
		TOTAL INVESTMENTS - 114.9% (Cost $7,753,231)	5,277,365
		Liabilities in Excess of Other Assets - (14.9)%	(685,361)
		NET ASSETS - 100.0%	$4,592,004

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	(a)	Non-income producing security.
	(b)	All or a portion of this security is out on loan as of September 30, 2022. Total value of securities on loan is $598,129.
	(c)	Rate shown is annualized seven-day yield as of September 30, 2022.
	(d)	Privately offered liquidity fund.

 Summary of Fair Value Disclosure at September 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,343,147	$-	$-	$4,343,147
Short-Term Investments	198,430	-	-	198,430
Investments Purchased with Proceeds from Securities Lending	-	735,788	-	735,788
Total Investments in Securities	$4,541,577	$735,788	$-	$5,277,365
^ See Schedule of Investments for breakout of investments by country classification.
For the period ended September 30, 2022, the Fund did not recognize any transfers to or from Level 3.